Financial Risk Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for doubtful trade receivables	$ 81
Provision for other doubtful receivables	39
Guarantees granted by third parties	$ 984	$ 1,013	$ 945
Exchange rate to convert pesos to U.S. dollars variation	41.00%
Percentage of variable rate financial loans to total liabilities	5.00%
Working capital	$ (966)
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit and investments with the National Government, direct agencies and companies with government participation	$ 560
Percentage of credit and investments with the National Government, direct agencies and companies with government participation	13.00%
Interest rate risk [member] | SOFR [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.90%
Interest rate risk [member] | SOFR [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	6.80%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	$ 933
Cash	198
Other liquid financial assets	735
Other investments freely available	$ 262